Schedule of Investments
February 28, 2022 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.91%

Accident & Health Insurance - 5.42%
Aflac, Inc.	15,300	934,677

Asset Management - 6.07%
The Carlyle Group, Inc.	22,325	1,046,373

Beverages - 1.54%
PepsiCo, Inc.	1,625	266,077

Cigarettes - 2.29%
Philip Morris International, Inc.	3,910	395,184

Credit Services - 1.17%
MasterCard, Inc. Class A	560	202,059

Electronic Computers - 19.42%
Apple, Inc.	20,268	3,346,652

Entertainment - 0.48%
Paramount Global	2,700	82,647

Industrial Organic Chemicals - 8.50%
Amyris, Inc. (2)	321,347	1,465,342

Information Technology Services - 1.45%
Accenture PLC Class A	790	249,656

Measuring & Controlling Device - 7.84%
Onto Innovation, Inc. (2)	15,683	1,352,031

Motor Vehicle Parts & Accessories - 1.01%
Honeywell International, Inc.	920	174,570

Motor Vehicles & Passenger Car - 5.35%
Tesla Motors, Inc. (2)	1,060	922,656

Oil & Gas Field Exploration Se - 5.29%
NexGen Energy Ltd. (2)	171,889	911,737

Pharmaceutical Preparations - 7.92%
BeyondSpring, Inc. (2)	64,095	154,469
Catalyst Pharmaceuticals, Inc. (2)	107,598	839,264
Corcept Therapeuticals, Inc. (2)	16,655	371,240

		1,364,973

Primary Smelting & Refining of - 0.00%
Blue Earth Refineries, Inc. (2)	27,719	0

Radio & TV Broadcasting & Communications Equipment - 6.58%
Qualcomm, Inc. (2)	6,598	1,134,790

Retail-Catalog & Mail-Order Houses - 3.19%
Amazon.com, Inc. (2)	179	549,756

Security Brokers, Dealers & Flotation Companies - 4.82%
Stifel Financial Corp.	11,310	831,285

Semiconductors & Related Devices - 7.68%
Applied Materials, Inc.	3,870	519,354
NVIDIA Corp.	1,620	395,037
Tower Semiconductors Ltd. (Israel) (2)	8,755	410,172

		1,324,563

Services-Computer Programming, Data Processing, Etc. - 1.91%
Meta Platforms, Inc. Class A (2)	1,560	329,207

Specialty Chemicals - 1.95%
Nanoco Group PLC (United Kingdom) (2)	1,352,094	336,766

Total Common Stock	(Cost $ 9,345,681)	17,221,001

Short-Term Investments - 0.23%

Huntington Conservative Deposit Account 0.020 (5)	38,894	38,894

Total Short-Term Investment Companies	(Cost $ 38,894)	38,894

Total Investments - 100.14%	(Cost $ 9,384,575)	17,259,895

Liabilities in Excess of Other Assets - -.14%		(23,475)

Total Net Assets - 100.00%		17,236,420

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$17,259,895	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total	$17,259,895	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Notional Value is calculated by multiplying outstanding shares by the spot price at February 28, 2022.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at February 28, 2022.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2022.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.